ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
Administrative Expenses
ADMINISTRATIVE EXPENSES

NOTE 31

ADMINISTRATIVE EXPENSES

For the years ended December 31, 2017, 2016 and 2015, the composition of the item is as follows:

	For the years ended December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

General administrative expenses	139,418	138,974	127,826
Maintenance and repair of property, plant and equipment	21,359	19,901	20,002
Office lease	26,136	28,098	27,472
Equipment lease	96	280	134
Insurance payments	3,354	3,842	3,656
Office supplies	6,862	5,747	6,232
IT and communication expenses	39,103	37,351	28,420
Heating, and other utilities	5,468	4,863	4,764
Security and valuables transport services	12,181	14,793	15,393
Representation and personnel travel expenses	4,262	5,440	4,590
Judicial and notarial expenses	974	952	2,103
Fees for technical reports and auditing	9,379	7,631	7,301
Other general administrative expenses	10,244	10,076	7,759
Outsourced services	57,400	55,757	60,913
Data processing	34,880	36,068	39,286
Products sale	-	-	226
Archive services	3,324	4,427	1,047
Valuation services	2,419	3,489	2,969
Outsourcing	6,878	5,404	7,275
Other	9,899	6,369	10,110
Board expenses	1,290	1,371	1,465
Marketing expenses	18,877	17,844	18,483
Taxes, payroll taxes, and contributions	13,118	12,467	11,844
Real estate taxes	1,443	1,435	1,813
Patents	1,646	1,618	1,589
Other taxes	24	93	3
Contributions to SBIF	10,005	9,321	8,439
Total	230,103	226,413	220,531